Financial instruments - Market risk - Additional information (Details) - Market risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments
Percentage of borrowings at fixed rates	66.00%
Reasonably possible reduction in short-term interest rates	1.00%
Decrease in net finance costs due to reasonably possible reduction in short-term interest rates	£ 23	£ 28
Reasonably possible increase in short-term interest rates	1.00%
Increase in net finance costs due to reasonably possible increase in short-term interest rates	£ 23	28
Decrease in equity due to reasonably possible decrease in short-term interest rate.	4	0
Increase in equity due to reasonably possible increase in short-term interest rate.	£ 4	0
Highly predictable future cash flows hedging period	24 months
Assumed weakening of foreign currencies	10.00%
Decrease in carrying value of net assets, excluding net borrowings, due to assumed weakening of foreign currencies	£ 792	852
Decrease in net borrowings, due to assumed weakening of foreign currencies	£ 654	683
Assumed strengthening of foreign currencies	10.00%
Increase in carrying value of net assets, excluding net borrowings, due to assumed strengthening of foreign currencies	£ 792	852
Increase in net borrowings, due to assumed strengthening of foreign currencies	654	683
Decrease in net profit, due to assumed weakening of foreign currencies	170	156
Increase in net profit, due to assumed strengthening of foreign currencies	£ 170	£ 156
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Highly predictable future cash flows hedging period	50 months